Related party transactions	12 Months Ended
Jun. 30, 2021
32. Related party transactions

32. Related party transactions

In the normal course of business, the Group conducts transactions with different entities or parties related to it. All transactions are carried out in accordance with market parameters.

Remunerations of the Board of Directors

The Act N° 19,550 provides that the remuneration of the Board of Directors, where it is not set forth in the Company’s by-laws, shall be fixed by the Shareholders’ Meetings. The maximum amount of remuneration that the members of the Board are allowed to receive, including salary and other performance-based remuneration of permanent technical-administrative functions, may not exceed 25% of the profits.

Such maximum amount will be limited to 5% where no dividends are distributed to the Shareholders, and will be increased proportionately to the distribution, until reaching such cap where the total of profits is distributed.

Some of the Group’s Directors are hired under the Employment Contract Act N° 20,744. This Act rules on certain conditions of the work relationship, including remuneration, salary protection, working hours, vacations, paid leaves, minimum age requirements, workmen protection and forms of suspension and contract termination. The remuneration of directors for each fiscal year is based on the provisions established by the Act N° 19,550, taking into consideration whether such directors perform technical-administrative functions and depending upon the results recorded by the Company during the fiscal year. Once such amounts are determined, they should be approved by the Shareholders’ Meeting.

Senior Management remuneration

The members of the Senior or Top Management are appointed and removed by the Board of Directors, and perform functions in accordance with the instructions delivered by the Board itself.

The Society’s Senior Management is composed of as follows:

Name	Date of birth	Position	Current position since
Alejandro G. Elsztain	03/31/1966	General Manager	1994
Carlos Blousson	09/21/1963	General Manager of Operations in Argentina and Bolivia	2008
Matías I. Gaivironsky	02/23/1976	Administrative and Financial Manager	2011
Alejandro Casaretto	10/15/1952	Regional Agricultural Manager	2008

The remuneration earned by Senior Management for their functions consists of an amount that is fixed taking into account the manager’s backgrounds, capacity and experience, plus an annual bonus based on their individual performance and the Group’s results. Members of the senior management participate in defined contributions and share-based incentive plans that are described in Note 31, respectively.

The aggregate compensation to the Senior Management of the Operations Center in Argentina for the year ended June 30, 2021 amounts to ARS 31.

Corporate Service Agreement with IRSA and IRSA CP

Considering that IRSA, Cresud and IRSA CP have operating overlapping areas, the Board of Directors considered it convenient to implement alternatives that allow reducing certain fixed costs of its activity, in order to reduce its impact on operating results, taking advantage of and optimizing the individual efficiencies of each of the companies in the different areas that make up the operational administration.

For this purpose, on June 30, 2004, a Framework Agreement for the Exchange of Corporate Services (“Framework Agreement”) was signed, between IRSA, Cresud and IRSA CP, which was periodically modified, the last update being on June 28, 2019.

Under this Framework Agreement, corporate services are currently provided in the following areas: Corporate Human Resources, Administration and Finance, Planning, Institutional Relations, Compliance, Shared Services Center, Real Estate Business Administration, Directory to distribute Real Estate, HR Real Estate Business, Security, Corporate Legal Management, Corporate Environment, Technical Management Infrastructure and Services, Purchasing and Contracting, Management and Enabling, Investments, Government Affairs, Hotels, Fraud Prevention, Bolivar, Proxy, General Management to distribute, Directory Security.

Under this agreement, the companies entrusted to an external consultant the semiannual review and evaluation of the criteria used in the process of liquidating corporate services, as well as the distribution bases and supporting documentation used in the aforementioned process, through the preparation of a semi-annual report.

It should be noted that the operation under comment allows Cresud, IRSA and IRSA CP to maintain absolute independence and confidentiality in their strategic and commercial decisions, being the allocation of costs and benefits made on the basis of operational efficiency and equity, without pursuing individual economic benefits for each of the companies.

Offices and Shopping malls spaces leases

The offices of our President are located at 108 Bolivar, in the Autonomous City of Buenos Aires. The property has been rented to Isaac Elsztain e Hijos S.A., a company controlled by some family members of Eduardo Sergio Elsztain, our president, and to Hamonet S.A., a company controlled by Fernando A. Elsztain, one of our directors, and some of its family members.

In addition, Tarshop, BACS, BHN Sociedad de Inversión S.A., BHN Seguros Generales S.A. and BHN Visa S.A. rent offices owned by IRSA CP in different buildings.

Furthermore, we also let various spaces in our Shopping malls (stores, stands, storage space or advertising space) to third parties and related parties such us Tarshop S.A. and BHSA.

Lease agreements entered into with associates included similar provisions and amounts to those included in agreements with third parties.

Donations granted to Fundación IRSA and Fundación Museo de los Niños

Fundación IRSA is a non-profit charity institution that seeks to support and generate initiatives concerning education, the promotion of corporate social responsibility and the entrepreneurial spirit of the youth. It carries out corporate volunteering programs and fosters donations by the employees. The main members of Fundación IRSA’s Board of Directors are Eduardo S. Elsztain (President), Saul Zang (Vice President I), Alejandro Elsztain (Vice President II) and Mariana C. de Elsztain (secretary). It funds its activities with the donations made by us, IRSA and IRSA CP. Fundación Museo de los Niños is a non-profit association, created by the same founders of Fundación IRSA and its Management Board is formed by the same members as Fundación IRSA.

Fundación Museo de los Niños acts as special vehicle for the development of “Museo de los Niños, Abasto” and “Museo de los Niños, Rosario”. On October 29, 1999, our shareholders approved the award of the agreement “Museo de los Niños, Abasto” to Fundación Museo de los Niños.

On October 31, 1997, IRSA CP entered into an agreement with Fundación IRSA whereby it loaned 3,800 square meters of the area built in the Abasto Shopping Mall for a total term of 30 years, and on November 29, 2005, shareholders of IRSA CP approved another agreement entered into with Fundación Museo de los Niños whereby 2,670.11 square meters built in the Shopping Mall Alto Rosario were loaned for a term of 30 years Fundación IRSA has used the available area to house the museum called “Museo de los Niños, Abasto” an interactive learning center for kids and adults, which was opened to the public in April 1999.

Legal services

The Group hires legal services from Estudio Zang, Bergel & Viñes, at which Saúl Zang was a founding partner and sits at the Board of Directors of the Group companies.

Hotel services

Our company and related parties sometimes rent from NFSA and Hoteles Argentinos S.A. hotel services and conference rooms for events.

Purchase-Sale of goods and/or services hiring

In the normal course of its business and with the aim of make resources more efficient, in certain occasions purchase and/or hire services which later sells and/or recover for companies or other related parties, based upon their actual utilization.

Sale of advertising space in media

Our company and our related parties frequently enter into agreements with third parties whereby we sell/acquire rights of use to advertise in media (TV, radio stations, newspapers, etc.) that will later be used in advertising campaigns. Normally, these spaces are sold and/or recovered to/from other companies or other related parties, based on their actual use.

Purchase-sale of financial assets

Cash surplus are usually invested in several instruments that may include those issued by related companies acquired at issuance or from unrelated third parties through transactions in the secondary market.

Investment in investment funds managed by BACS

The Group invests parts of liquid funds in mutual funds managed by BACS among other entities.

Borrowings

In the normal course of its activities, the Group enters into diverse loan agreements or credit facilities between the group’s companies and/or other related parties. These borrowings accrue interests at market rates.

Financial and service operations with BHSA

The Group works with several financial entities in the Argentine market for operations including, but not limited to, credit, investment, purchase and sale of securities and financial derivatives. Such entities include BHSA and its subsidiaries. BHSA and BACS usually act as underwriters in Capital Market transactions. In addition, we have entered into agreements with BHSA, who provides collection services for our shopping malls.

San Bernardo lease

The Company leased in January 2019 a farm in the Province of Córdoba owned by San Bernardo de Córdoba S.A. (formerly Isaac Elsztain e hijos S.C.A), continuing the lease held in August 2015, for a fraction of 12,590 hectares.

The lease was agreed for 12,590 hectares and the price was set at the amount of pesos equivalent to 2.5 kg of meat per hectare. The price of meat will be set taking into account the price per kilo of meat determined by the I.N.M.L (cattle index of the Liniers Market) reported on the website of said Market. Additionally, a production prize equivalent to 15% of the kilos produced in excess of 175,000 was agreed for the total of the existing property.

Consulting Agreement

In accordance with the terms of the Consulting Agreement, in force as from November 7, 1994, and its amendments, CAMSA provides us with advisory services on matters related to activities and investments included agricultural, real estate, financial and hotel operations, among others. An 85% of the capital stock of CAMSA is held by one of our shareholders and President of our Board of Directors, while the remaining 15% of the capital stock is owned by our First Vice President.

Based on the terms and conditions of the Consulting Agreement, CAMSA provides us with the following services:

•	advise in relation to investing in all aspects of the agricultural business, real estate, financial, and hotel operations, among others, and business proposals;
•	acts on behalf of our company in such transactions, negotiating prices, terms and conditions and other terms of each transaction; and
•	provides advisory services on investments in securities related to such transactions.

As regards the Consulting Agreement, in consideration for its services we pay CAMSA an annual fee equal to 10% of our annual net income after tax. During fiscal year 2021, no charge was recognized. During fiscal year 2019, ARS 316 was recognized in results for fee services. On January 10, 2019, the deferred fees for the 2012-2016 period and the accrued fees from 2017 to June 2018 corresponding to the management agreement signed with CAMSA for the total amount of ARS 2,426 were paid. The payment was made approximately one third in cash, one third with shares of IRSA and one third with shares of IRSA CP, both owned by the Company.

The Consulting Agreement can be revoked by any of the parties upon prior written notice that should not exceed 60 days. If we revoke the Consulting Agreement without cause, we will be liable to pay CAMSA twice the average fee amounts paid for management services during the two fiscal years preceding such revocation.

The following is a summary presentation of the balances with related parties as of June 30, 2021 and 2020:

Item	06.30.21	06.30.20
Trade and other receivables	2,801	1,577
Investments in financial assets	493	404
Trade and other payables	(177)	(490)
Borrowings	(38)	(315)
Total	3,079	1,176

Related party	06.30.21	06.30.20	Description of transaction	Heading
Condor	550	404	Public companies’ securities	Investments in financial assets
	286	-	Loans granted	Trade and other receivables
	48	-	Others	Investments in financial assets
	5	-	Other receivables	Trade and other receivables
New Lipstick LLC	23	24	Reimbursement of expenses	Trade and other receivables
	-	(116)	Borrowings	Borrowings
Other associates and joint ventures	6	126	Leases and/or rights of use receivable	Trade and other receivables
	(13)	-	Leases and/or rights of use to pay	Trade and other payables
	204	305	Dividends receivables	Trade and other receivables
	(2)	-	Contributions pending integration	Trade and other payables
	-	12	Management fees receivable	Trade and other receivables
	(105)	-	Non-convertible notes	Investments in financial assets
	(73)	-	Other liabilities	Trade and other payables
	1	-	Equity incentive plan receivable	Trade and other receivables
	80	-	Loans granted	Trade and other receivables
	(36)	(41)	Borrowings	Borrowings
	2	183	Reimbursement of expenses	Trade and other receivables
	6	-	Management fees receivable	Trade and other receivables
	24	-	Other receivables	Trade and other receivables
	(6)	-	Lease liabilities	Trade and other payables
	-	(2)	Reimbursement of expenses to pay	Trade and other payables
Total associates and joint ventures	1,000	895
CAMSA and its subsidiaries	-	2	Reimbursement of expenses	Trade and other receivables
	-	(285)	Management fee payables	Trade and other payables
Yad Levim LTD	1,609	-	Loans granted	Trade and other receivables
IRSA Real Estate Strategies LP	-	174	Reimbursement of expenses	Trade and other receivables
PBS Real Estate Holdings S.R.L	-	709	Reimbursement of expenses	Trade and other receivables
Turismo Investment S.A.	373	-	Other receivables	Trade and other receivables
BHN Vida	-	(78)	Non-convertible notes	Borrowings
Otras partes relacionadas (i)	146	-	Other receivables	Trade and other receivables
	24	-	Other payables	Trade and other payables
	(2)	(80)	Borrowings	Borrowings
	6	-	Loans granted	Trade and other receivables
	(1)	-	Management fee payables	Trade and other payables
	19	27	Reimbursement of expenses	Trade and other receivables
	(1)	-	Legal services	Trade and other payables
Total other related parties	2,173	469
IFISA	-	9	Loans granted	Trade and other receivables
Total direct parent company	-	9
Directors and Senior Management	(105)	(203)	Fees	Trade and other payables
	11	6	Advances receivable	Trade and other receivables
Total Directors and Senior Management	(94)	(197)
Total	3,079	1,176
(i)

Includes Agrofy Global, Lipstick Management LLC, Mehadrin, Banco Hipotecario S.A., Tarshop S.A., Banco de Crédito y Securitización S.A.,Puerto Retiro S.A., Austral Gold Ltd., Cyrsa S.A., Nuevo Puerto Santa Fe S.A., Quality Invest S.A

(ii)	Includes Estudio Zang, Bergel & Viñes, Museo de los Niños, Lartiyrigoyen and SAMSA..

The following is a summary of the results with related parties for the years ended June 30, 2021, 2020 and 2019:

Related party	06.30.21	06.30.20	06.30.19	Description of transaction
Agrofy S.A.U.	-	-	5	Administration fee
BACS	78	77	81	Leases and/or rights of use
	-	(8)	-	Financial operations
Tarshop S.A.	-	-	89	Leases and/or rights of use
ISPRO-MEHADRIN	-	-	45	Corporate services
Other associates and joint ventures	(2)	14	89	Leases and/or rights of use
	-	(197)	45	Corporate services
	93	56	15	Financial operations
Total associates and joint ventures	169	(58)	369
CAMSA and its subsidiaries	-	(316)	-	Management fee
Taaman	-	-	69	Corporate services
Other related parties (i)	(7)	(6)	47	Leases and/or rights of use
	-	(35)	(24)	Fees and remunerations
	(7)	(6)	(14)	Legal services
	-	-	5	Financial operations
	(16)	-	(50)	Donations
Total other related parties	(30)	(363)	33
IFISA	8	8	-	Financial operations
Total Parent Company	8	8	-
Directors	(44)	(45)	(95)	Compensation of Directors and senior management
	(939)	(610)	(820)	Fees
Senior Management	(24)	(26)	(81)	Compensation of Directors and senior management
Total Directors and Senior Management	(1,007)	(681)	(996)
Total	(860)	(1,094)	(594)

(i)     Includes Estudio Zang, Bergel & Viñes, Fundación IRSA, Ramat Hanassi, Austral Gold Argentina S.A., BHN Vida S.A. and BHSA.

The following is a summary of the transactions with related parties for the years ended June 30, 2021 and 2020:

Related party	06.30.21	06.30.20	Description of transaction
Manibil	-	131	Irrevocable contributions
Quality	(30)	71	Irrevocable contributions
Puerto Retiro	-	26	Irrevocable contributions
Others	(12)	-	Irrevocable contributions
Total contributions	(42)	228
Agro-Uranga S.A.	75	39	Dividends received
Uranga trading	16	-	Dividends received
Condor	-	48	Dividends received
Emco	-	24	Dividends received
Gav-Yam	-	2,004	Dividends received
Nuevo Puerto Santa Fe S.A.	-	57	Dividends received
Shufersal	-	601	Dividends received
Total dividends received	91	2,773
Gav-Yam	-	-	Capitalized borrowing
TGLT S.A.	-	2,094	Buy and change of shares
Total other transactions	-	2,094